CONTINGENCIES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure Of Operating Lease By Lessee[ Line Items]
Lease commitment	$ 18,406
Less than 1 year
Disclosure Of Operating Lease By Lessee[ Line Items]
Lease commitment	193
1 - 3 Years
Disclosure Of Operating Lease By Lessee[ Line Items]
Lease commitment	2,322
3 - 5 years
Disclosure Of Operating Lease By Lessee[ Line Items]
Lease commitment	2,357
Greater than 5 years
Disclosure Of Operating Lease By Lessee[ Line Items]
Lease commitment	$ 13,534